ACCOUNTS PAYABLE, TRADE	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE, TRADE [Abstract]
ACCOUNTS PAYABLE, TRADE
NOTE 21.  ACCOUNTS PAYABLE, TRADE

Trade payables amounted to €1,259.4 million, €1,199.3 million and €1,132.3 million as of December 31, 2020, 2019 and 2018 respectively. Trade payables maturities are linked to the operating cycle of contracts and mature within 12 months.